Schedule of valuation assumption on warrants derivative (Details) - $ / shares				3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 03, 2023	Mar. 30, 2023	Aug. 09, 2022	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exercise price in USD	$ 5.00		$ 0.50		$ 212.50	$ 212.50
Share price in USD					$ 0.54	$ 3.85
Time to maturity					4 years 7 months 6 days	5 years 1 month 6 days
Expected volatility					90.00%	90.00%
Risk free interest rate (US treasury bond)					3.90%	4.00%
Dividend yield
Series A warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD					$ 1.75	$ 5.00
Share price in USD					$ 0.54	$ 3.85
Time to maturity					4 years 10 months 24 days	5 years 4 months 24 days
Expected volatility					90.00%	85.00%
Risk free interest rate (US treasury bond)					3.90%	3.90%
Dividend yield
Series B warrant [member]
IfrsStatementLineItems [Line Items]
Exercise price in USD					$ 1.75	$ 5.00
Share price in USD					$ 0.54	$ 3.85
Time to maturity					1 year 10 months 24 days	2 years 4 months 24 days
Expected volatility					90.00%	90.00%
Risk free interest rate (US treasury bond)					4.30%	4.30%
Dividend yield
Series C Warrant [Member]
IfrsStatementLineItems [Line Items]
Exercise price in USD		$ 1.75			$ 1.75
Share price in USD		$ 1.55			$ 0.54
Time to maturity				5 years	4 years 8 months 12 days
Expected volatility		90.00%			90.00%
Risk free interest rate (US treasury bond)		4.00%			4.00%
Dividend yield
Underwriter Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price in USD		$ 2.00			$ 2.00
Share price in USD		$ 1.55			$ 0.54
Time to maturity		5 years			4 years 9 months 18 days
Expected volatility		90.00%			90.00%
Risk free interest rate (US treasury bond)		4.00%			4.00%
Dividend yield